Schedule of other receivables allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Beginning balance
Addition	2,209,825
Write-off	(2,209,825)
Ending balance